U.S. Quality ESG Fund
U.S. QUALITY ESG FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	U.S. Quality ESG Fund U.S. Quality ESG Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Quality ESG Fund U.S. Quality ESG Fund
Management Fees	0.41%
Other Expenses	0.69%	[1]
Transfer Agency Fees	0.04%
Other Operating Expenses	0.65%
Total Annual Fund Operating Expenses	1.10%	[2]
Expense Reimbursement	(0.67%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.43%	[3]
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Fund’s Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of average net assets to expenses before reimbursements and credits included in the Fund’s Financial Highlights in the Fund’s complete Prospectus due to the restatement of Other Expenses.
[3]	Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than extraordinary expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.43%. This contractual limitation may not be terminated before July 31, 2020 without the approval of the Fund’s Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. Quality ESG Fund | U.S. Quality ESG Fund | USD ($)	44	283	541	1,280

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large and mid-capitalization U.S. companies that NTI believes have favorable environmental, social and governance (“ESG”) characteristics under a third-party vendor’s rating methodology. For purposes of this definition, U.S. companies with a market capitalization within the range of the Russell 1000© Index will be considered large or mid-capitalization U.S. companies. As of May 31, 2019, the market capitalization of the companies in the Russell 1000© Index was between approximately $589.3 million and $950.3 billion.

Using a quantitative, factor based approach, the Fund intends to invest in companies that: (i) meet certain criteria for ESG factors as provided by a third-party research vendor; (ii) exhibit strong business fundamentals, solid management and reliable cash flows; and (iii) are located, headquartered in, incorporated in or otherwise organized in the United States. The Fund expects its investments to be allocated among companies that are diversified in terms of industries and capitalization ranges.

The Fund is managed according to a quantitative model developed by NTI. To define an investable universe, NTI excludes securities of companies involved in ESG controversies or those that violate global norms like the United Nations Global Compact. NTI also removes companies that do a poor job of managing their ESG risks and opportunities relative to their peers as well as those with material involvement in controversial business practices, including, but not limited to, tobacco and civilian firearms.

NTI engages a third-party research vendor to provide ESG data for U.S. companies. The third-party vendor identifies ESG areas of risk and opportunity, evaluates exposure and management, and ranks and rates companies against their industry peers.

After defining the investable universe, NTI evaluates the quality of the remaining securities and removes those securities that do not meet the proprietary quality methodology. NTI’s quality methodology rates securities based on three categories of financial signals (profitability, management efficiency, and cash generation).

The Fund is constructed based on an optimization methodology designed to take active exposure by overweighting and underweighting securities based on their ESG and relative financial quality rankings. NTI also performs a risk management analysis in which risk exposures are measured and managed on the security, sector and portfolio levels. NTI makes final purchase decisions based on the quantitative model described above and on a desired level of diversification. The Fund will normally sell a security that NTI believes is no longer attractive based upon the evaluation criteria described above. As part of the optimization approach, risks such as sector and style tilt are managed. Further, the carbon footprint of the portfolio is reduced relative to the companies in the benchmark Russell 1000 Index. The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity.
PRINCIPAL RISKS
CYBERSECURITY RISK is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

ENVIRONMENTAL, SOCIAL AND GOVERNANCE INVESTING RISK is the risk stemming from the environmental, social and governance factors that the Fund applies in selecting securities. The Fund intends to invest in companies with measurable high ESG ratings relative to their sector peers, and screen out particular companies that do not meet its ESG criteria. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Fund seeks to identify companies that it believes may have a societal impact outcome, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

LARGE CAP STOCK RISK is the risk that large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or net asset value. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large share purchases of the Fund may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results. Management risk includes the risk that the quantitative model used by the Fund’s investment adviser may not perform as expected, particularly in volatile markets.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equities markets or adverse investor sentiment. Market risk includes the risk that a particular style of investing, such as growth or value, or in this case, ESG companies, may underperform the market generally. The market value of the securities in which the Fund invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

QUANTITATIVE INVESTING RISK is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance and the Fund may realize a loss. This may be as a result of the factors used in building a multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns. Whenever a model is used, there is also a risk that the model will not work as planned.

REGULATORY RISK is the risk that changes in government regulation of the financial markets may adversely affect the value of a security.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular market sector.

STOCK INDEX FUTURES RISK is the risk arising from the Fund’s use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

TECHNOLOGY SECURITIES RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) the performance of the Fund, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2019 is 17.93%. For the periods shown in the bar chart above, the highest quarterly return was 8.38% in the third quarter of 2018, and the lowest quarterly return was (14.66)% in the fourth quarter of 2018.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2018)
Average Annual Total Returns - U.S. Quality ESG Fund	Inception Date	1-Year	Since Inception
U.S. Quality ESG Fund	Oct. 02, 2017	(4.82%)	0.58%
U.S. Quality ESG Fund | Returns after taxes on distributions		(5.58%)	(0.12%)
U.S. Quality ESG Fund | Returns after taxes on distributions and sale of Fund shares		(2.70%)	0.27%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		(4.78%)	0.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.